Quarterly Report
September 30, 2019
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 101.5%
Asset-Backed & Securitized – 5.2%
ALM Loan Funding, CLO, 2015-12A, “A1R2”, FLR, 3.212% (LIBOR - 3mo. + 0.89%), 4/16/2027 (n)	$957,744	$957,257
Chesapeake Funding II LLC, 2018-1A, “A1”, 3.04%, 4/15/2030 (n)	842,312	851,458
Chesapeake Funding II LLC, 2018-3A, “A1”, 3.39%, 1/15/2031 (n)	1,561,707	1,589,261
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	1,536,000	1,612,424
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	1,414,455	1,518,088
CSAIL Commercial Mortgage Trust, 2015-C2, “A4”, 3.504%, 6/15/2057	144,366	153,006
DLL Securitization Trust, 2019-DA1, “A2”, 2.79%, 11/22/2021 (n)	1,630,000	1,634,969
Dryden Senior Loan Fund, 2018-55A, “A1”, CLO, FLR, 3.323% (LIBOR - 3mo. + 1.02%), 4/15/2031 (n)	1,537,212	1,527,758
GS Mortgage Securities Trust, 2015-GC30, “A4”, 3.382%, 5/10/2050	1,965,000	2,081,765
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	1,180,000	1,182,131
Loomis, Sayles & Co., CLO, “A2”, FLR, 3.703% (LIBOR - 3mo. + 1.4%), 4/15/2028 (n)	1,489,774	1,479,104
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 3.802% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	1,572,067	1,557,612
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	415,862	448,855
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 1.035%, 12/15/2051 (i)	6,258,326	409,244
Neuberger Berman CLO Ltd., FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028 (z)	540,000	539,072
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 3.503% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	1,332,260	1,326,671
TICP CLO Ltd., FLR, 3.117% (LIBOR - 3mo. + 0.8%), 4/20/2028 (n)	1,261,352	1,254,536
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	968,000	1,041,457
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	1,937,516	2,062,289
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	918,829	959,106
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.125%, 1/15/2052 (i)(n)	3,741,084	269,561
		$24,455,624
Automotive – 0.2%
Volkswagen Group of America Co., 2.7%, 9/26/2022 (z)	$801,000	$804,845
Chemicals – 0.2%
Sherwin Williams Co., 2.75%, 6/01/2022	$753,000	$763,167
Conglomerates – 0.2%
United Technologies Corp., 3.95%, 8/16/2025	$764,000	$837,003
Consumer Products – 0.3%
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	$1,311,000	$1,334,666
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$572,589
Local Authorities – 0.2%
Philadelphia, PA, School District, “A”, 5.995%, 9/01/2030	$960,000	$1,230,403
Major Banks – 0.1%
UBS Group Funding (Switzerland) AG, 3.491%, 5/23/2023 (n)	$565,000	$579,975
Medical & Health Technology & Services – 0.7%
CommonSpirit Health, 2.76%, 10/01/2024	$898,000	$909,098
Montefiore Obligated Group, 5.246%, 11/01/2048	2,012,000	2,470,589
		$3,379,687
Mortgage-Backed – 55.0%
Fannie Mae, 5.5%, 10/01/2019 - 3/01/2038	$7,044,358	$7,947,692
Fannie Mae, 4.5%, 7/01/2020 - 6/01/2044	13,893,364	15,033,147
Fannie Mae, 4.14%, 8/01/2020	404,864	407,185
Fannie Mae, 5%, 12/01/2020 - 3/01/2041	4,601,846	5,066,090
Fannie Mae, 6%, 2/01/2021 - 7/01/2037	767,286	872,493

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Fannie Mae, 2.56%, 10/01/2021	$223,377	$225,438
Fannie Mae, 2.67%, 3/01/2022	427,416	435,213
Fannie Mae, 2.152%, 1/25/2023	1,492,713	1,502,374
Fannie Mae, 2.73%, 4/01/2023	484,084	496,398
Fannie Mae, 2.41%, 5/01/2023	610,954	620,364
Fannie Mae, 2.55%, 5/01/2023	525,471	536,008
Fannie Mae, 2.59%, 5/01/2023	335,425	342,617
Fannie Mae, 3.5%, 5/25/2025 - 1/01/2047	24,186,753	25,228,449
Fannie Mae, 2.28%, 11/01/2026	258,228	261,975
Fannie Mae, 2.672%, 12/25/2026	1,032,000	1,065,646
Fannie Mae, 3.144%, 3/25/2028	1,276,000	1,353,086
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	28,757,214	30,688,805
Fannie Mae, 3%, 11/01/2028 - 11/01/2046	17,267,086	17,755,276
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	672,978	765,263
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	1,697,615	1,686,988
Fannie Mae, TBA, 3%, 10/01/2034 - 11/01/2034	4,661,000	4,763,331
Fannie Mae, TBA, 2.5%, 11/01/2034	650,000	655,421
Fannie Mae, TBA, 3.5%, 11/18/2034	3,075,000	3,180,703
Freddie Mac, 6%, 11/01/2019 - 10/01/2038	2,174,529	2,454,210
Freddie Mac, 1.869%, 11/25/2019	874,179	872,783
Freddie Mac, 4.251%, 1/25/2020	1,061,078	1,062,805
Freddie Mac, 2.313%, 3/25/2020	1,388,820	1,387,425
Freddie Mac, 4.224%, 3/25/2020	1,780,477	1,785,176
Freddie Mac, 5%, 4/01/2020 - 6/01/2040	1,194,069	1,314,799
Freddie Mac, 3.808%, 8/25/2020	973,803	983,801
Freddie Mac, 3.034%, 10/25/2020	1,296,700	1,304,644
Freddie Mac, 5.5%, 5/01/2022 - 6/01/2041	1,583,974	1,787,844
Freddie Mac, 4.5%, 11/01/2022 - 5/01/2042	2,440,117	2,636,080
Freddie Mac, 2.51%, 11/25/2022	2,326,000	2,361,101
Freddie Mac, 3.32%, 2/25/2023	1,993,000	2,075,858
Freddie Mac, 3.25%, 4/25/2023	3,500,000	3,639,616
Freddie Mac, 3.3%, 4/25/2023	1,997,044	2,078,949
Freddie Mac, 3.06%, 7/25/2023	1,286,000	1,332,812
Freddie Mac, 1.016%, 4/25/2024 (i)	16,526,969	533,948
Freddie Mac, 0.735%, 7/25/2024 (i)	17,560,752	447,406
Freddie Mac, 3.064%, 8/25/2024 (i)	1,703,107	1,777,735
Freddie Mac, 2.67%, 12/25/2024	3,924,000	4,046,967
Freddie Mac, 2.811%, 1/25/2025	3,025,000	3,137,135
Freddie Mac, 3.329%, 5/25/2025	3,082,000	3,288,817
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	2,254,162	2,379,947
Freddie Mac, 3.01%, 7/25/2025	904,000	950,578
Freddie Mac, 2.745%, 1/25/2026	2,656,000	2,763,248
Freddie Mac, 3.224%, 3/25/2027	2,380,000	2,557,895
Freddie Mac, 0.713%, 7/25/2027 (i)	29,957,470	1,217,346
Freddie Mac, 0.566%, 8/25/2027 (i)	25,055,347	770,161
Freddie Mac, 3.187%, 9/25/2027 (i)	3,000,000	3,225,342
Freddie Mac, 3.5%, 10/01/2027 - 10/25/2058	31,482,749	32,957,353
Freddie Mac, 0.427%, 1/25/2028 (i)	42,768,563	1,033,370
Freddie Mac, 0.434%, 1/25/2028 (i)	17,612,233	435,334
Freddie Mac, 0.269%, 2/25/2028 (i)	49,845,572	635,915
Freddie Mac, 2.5%, 3/15/2028 - 11/01/2031	430,970	437,046
Freddie Mac, 0.262%, 4/25/2028 (i)	32,029,294	382,587
Freddie Mac, 3%, 6/15/2028 - 11/01/2046	16,798,440	17,302,867
Freddie Mac, 1.089%, 7/25/2029 (i)	4,436,789	407,583
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	405,373	466,493
Ginnie Mae, 2.5%, 7/20/2032 - 6/20/2042	620,000	622,405
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	1,420,575	1,605,837
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	6,282,384	6,591,328
Ginnie Mae, 4.5%, 8/15/2039 - 9/20/2041	3,849,385	4,216,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Ginnie Mae, 3.5%, 12/15/2041 - 6/20/2043	$4,819,714	$5,109,208
Ginnie Mae, 3%, 4/20/2045 - 2/20/2048	10,000,411	10,293,979
Ginnie Mae, 5.87%, 4/20/2058	17,452	19,774
Ginnie Mae, 0.66%, 2/16/2059 (i)	2,220,244	129,023
Ginnie Mae, TBA, 3%, 11/01/2049	1,750,000	1,794,297
		$259,505,189
Municipals – 1.2%
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, 0%, 2/15/2023	$4,114,000	$3,801,377
University of California Rev. (Build America Bonds), 5.77%, 5/15/2043	1,345,000	1,829,483
		$5,630,860
Other Banks & Diversified Financials – 0.3%
ING Groep N.V., 3.15%, 3/29/2022	$1,606,000	$1,642,185
Restaurants – 0.4%
Starbucks Corp., 3.8%, 8/15/2025	$1,651,000	$1,786,516
Supranational – 0.3%
Inter-American Development Bank, 4.375%, 1/24/2044	$1,093,000	$1,512,796
Tobacco – 0.3%
B.A.T Capital Corp., 2.764%, 8/15/2022	$1,283,000	$1,294,329
U.S. Government Agencies and Equivalents – 8.6%
AID-Tunisia, 2.452%, 7/24/2021	$1,444,000	$1,454,594
AID-Ukraine, 1.847%, 5/29/2020	1,135,000	1,137,040
Federal Home Loan Bank, 2.375%, 3/30/2020	5,500,000	5,513,849
Federal Home Loan Bank, 2.625%, 12/10/2021	4,800,000	4,899,557
Federal Home Loan Bank, 3%, 12/10/2021	20,500,000	21,091,900
Private Export Funding Corp., 2.25%, 3/15/2020	594,000	594,284
Private Export Funding Corp., 2.3%, 9/15/2020	770,000	772,268
Small Business Administration, 6.35%, 4/01/2021	24,757	25,166
Small Business Administration, 6.34%, 5/01/2021	35,637	36,216
Small Business Administration, 6.44%, 6/01/2021	52,314	53,449
Small Business Administration, 6.625%, 7/01/2021	60,426	61,521
Small Business Administration, 6.07%, 3/01/2022	43,510	44,489
Small Business Administration, 4.98%, 11/01/2023	90,579	94,618
Small Business Administration, 4.77%, 4/01/2024	223,596	232,705
Small Business Administration, 5.52%, 6/01/2024	100,904	106,266
Small Business Administration, 4.99%, 9/01/2024	14,993	15,667
Small Business Administration, 5.11%, 4/01/2025	134,880	141,651
Small Business Administration, 2.21%, 2/01/2033	728,729	727,877
Small Business Administration, 2.22%, 3/01/2033	1,209,888	1,210,064
Small Business Administration, 3.15%, 7/01/2033	1,197,166	1,242,300
Small Business Administration, 3.16%, 8/01/2033	622,375	646,364
Small Business Administration, 3.62%, 9/01/2033	414,579	439,645
		$40,541,490
U.S. Treasury Obligations – 27.9%
U.S. Treasury Bonds, 7.875%, 2/15/2021	$177,000	$191,568
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	3,397,716
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	3,415,289
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	2,483,515
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	439,998
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,831,117
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	9,752,312
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	15,500,424

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$21,059,000	$22,659,813
U.S. Treasury Bonds, 2.875%, 11/15/2046	2,917,000	3,375,288
U.S. Treasury Notes, 2.375%, 3/15/2021	8,200,000	8,273,031
U.S. Treasury Notes, 1.75%, 5/15/2022	6,594,000	6,620,788
U.S. Treasury Notes, 2.5%, 8/15/2023 (f)	25,869,000	26,767,341
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,606,711
U.S. Treasury Notes, 2.875%, 7/31/2025	5,161,000	5,525,092
U.S. Treasury Notes, 2%, 8/15/2025	438,000	447,718
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,967,891
U.S. Treasury Notes, 2%, 11/15/2026	5,700,000	5,845,394
U.S. Treasury Notes, 2.875%, 5/15/2028	6,000,000	6,585,469
		$131,686,475
Utilities - Electric Power – 0.3%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$1,518,000	$1,538,067
Total Bonds		$479,095,866
Investment Companies (h) – 0.1%
Money Market Funds – 0.1%
MFS Institutional Money Market Portfolio, 2.09% (v)	413,714	$413,714

Other Assets, Less Liabilities – (1.6)%		(7,678,889)
Net Assets – 100.0%		$471,830,691
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $413,714 and $479,095,866, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $15,900,895, representing 3.4% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Neuberger Berman CLO Ltd., FLR, 3.103% (LIBOR - 3mo. + 0.8%), 1/15/2028	9/12/19	$540,000	$539,072
Volkswagen Group of America Co., 2.7%, 9/26/2022	9/19/19	800,705	804,845
Total Restricted Securities			$1,343,917
% of Net assets			0.3%
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
JPY	Japanese Yen

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/19
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	1,852,622	JPY	200,000,000	JPMorgan Chase Bank N.A.	10/15/2019	$1,348
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond	Short	USD	52	$8,440,250	December – 2019	$181,809
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	86	$11,206,875	December – 2019	$(84,764)
U.S. Treasury Note 2 yr	Long	USD	35	7,542,500	December – 2019	(17,350)
						$(102,114)
At September 30, 2019, the fund had liquid securities with an aggregate value of $102,438 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$172,227,965	$—	$172,227,965
Non-U.S. Sovereign Debt	—	1,512,796	—	1,512,796
Municipal Bonds	—	6,861,263	—	6,861,263
U.S. Corporate Bonds	—	7,338,963	—	7,338,963
Residential Mortgage-Backed Securities	—	259,505,189	—	259,505,189
Commercial Mortgage-Backed Securities	—	11,737,927	—	11,737,927
Asset-Backed Securities (including CDOs)	—	12,717,696	—	12,717,696
Foreign Bonds	—	7,194,067	—	7,194,067
Mutual Funds	413,714	—	—	413,714
Total	$413,714	$479,095,866	$—	$479,509,580
Other Financial Instruments
Futures Contracts - Assets	$181,809	$—	$—	$181,809
Futures Contracts - Liabilities	(102,114)	—	—	(102,114)
Forward Foreign Currency Exchange Contracts - Assets	—	1,348	—	1,348
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$26,672	$87,928,404	$87,542,343	$940	$41	$413,714
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$95,417	$—